Acquisitions And Other Transactions (Schedule of Purchase Price Allocation) (Details) (Bioniche Pharma Holdings Limited, USD $) In Thousands, unless otherwise specified	Sep. 07, 2010
Bioniche Pharma Holdings Limited
Business Acquisition, Purchase Price Allocation [Abstract]
Current assets (excluding inventories)	$ 41,680
Inventories	28,500
Property, plant and equipment, net	16,211
Identified intangible assets	186,000
In-process research and development	143,000
Goodwill	207,390
Total assets acquired	622,781
Current liabilities	(37,389)
Deferred tax liabilities	(36,910)
Other non-current liabilities	(4,746)
Net assets acquired	$ 543,736